COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule Of Assets To Be Acquired
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at June 30, 2024:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
China	Wind	102 MW development	CNY $116 million ($16 million)	20%	Q4 2024
China	Wind	350 MW development	CNY $790 million ($109 million)	20%	Q4 2024
Brazil	Distributed energy & storage	829 MW development 13 MW operating	R$340 million ($60 million)	20%	2024-2026
Europe	Various	23 GW development 5 GW operating	€39.85 per share, implying an enterprise value of €6.1 billion ($6.7 billion) for entire Neon	Up to $540 million	Q4 2024
India	Various	524 MW operating 2.75 GW development	$89 million	14%	Q3 2024
South Korea	Utility-scale solar	238 MW development	$51 million	32.5%	H2-2024
South Korea	Various	103 MW operating and development 2.2 GW development	$37 million	46.5%	H2-2024

Schedule of letters of credit issued
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2024	December 31, 2023
Brookfield Renewable along with institutional partners	$115	$100
Brookfield Renewable's subsidiaries	1,891	2,026
	$2,006	$2,126